UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21677

Cohen & Steers International Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCK 99.2%
AUSTRALIA 12.1%
REAL ESTATE
DIVERSIFIED 2.2%
BGP Holdings PLC (EUR)(a),(b),(c)	56,622,235	$0
Dexus Property Group	20,262,119	19,691,957
		19,691,957
INDUSTRIALS 2.3%
Goodman Group	4,437,247	20,085,617

RETAIL 6.3%
CFS Retail Property Trust	7,971,259	13,923,578
Scentre Group(c)	3,274,995	9,405,146
Westfield Corp.	5,093,516	33,224,235
		56,552,959
SELF STORAGE 1.3%
National Storage REIT	9,970,132	11,697,330
TOTAL AUSTRALIA		108,027,863

BERMUDA 0.5%
REAL ESTATE—HOTEL
Belmond Ltd., Class A (USD)(c)	387,294	4,515,848

CANADA 2.5%
REAL ESTATE
DIVERSIFIED 1.5%
Canadian REIT	217,485	9,420,240
Pure Industrial Real Estate Trust	1,073,661	4,246,902
		13,667,142
OFFICE 1.0%
Allied Properties REIT	295,840	9,028,806
TOTAL CANADA		22,695,948

FRANCE 6.7%
REAL ESTATE
DIVERSIFIED 1.5%
Gecina SA	100,730	13,199,809

RETAIL 5.2%
Klepierre	451,269	19,761,051

	Number of Shares	Value
Unibail-Rodamco	103,654	$26,668,452
		46,429,503
TOTAL FRANCE		59,629,312

GERMANY 4.3%
REAL ESTATE
OFFICE 1.2%
Alstria Office REIT AG(c)	876,563	10,739,290

RESIDENTIAL 3.1%
Deutsche Annington Immobilien SE	244,555	7,098,184
Deutsche Wohnen AG	979,895	20,941,154
		28,039,338
TOTAL GERMANY		38,778,628

HONG KONG 15.4%
REAL ESTATE
DIVERSIFIED 9.6%
Champion REIT	5,299,000	2,204,263
Henderson Land Development Co., Ltd.	2,210,000	14,316,181
Kerry Properties Ltd.	1,641,500	5,496,436
New World Development Co., Ltd.	17,133,768	19,947,489
Sun Hung Kai Properties Ltd.	1,756,627	24,907,710
Wharf Holdings Ltd.	2,641,900	18,798,171
		85,670,250
OFFICE 2.2%
Hongkong Land Holdings Ltd. (USD)	2,884,771	19,616,443

RETAIL 3.6%
Link REIT	5,564,500	32,104,883
TOTAL HONG KONG		137,391,576

JAPAN 27.4%
REAL ESTATE
DIVERSIFIED 18.8%
Hulic Co., Ltd.	1,846,200	19,526,711
Mitsubishi Estate Co., Ltd.	2,411,307	54,272,271
Mitsui Fudosan Co., Ltd.	1,713,597	52,489,894
Mori Hills REIT Investment Corp.	4,711	6,546,217
Nomura Real Estate Master Fund	12,635	15,863,592

	Number of Shares	Value
Sumitomo Realty & Development Co., Ltd.	559,479	$19,907,607
		168,606,292
INDUSTRIALS 1.4%
GLP J-REIT	10,736	12,402,564

OFFICE 5.0%
Japan Real Estate Investment Corp.	2,955	15,195,988
Nippon Building Fund	3,101	16,314,356
Nomura Real Estate Office Fund	2,864	13,108,986
		44,619,330
RETAIL 2.2%
AEON Mall Co., Ltd.	443,100	8,455,968
AEON REIT Investment Corp.	5,355	6,689,173
Japan Retail Fund Investment Corp.	2,193	4,418,992
		19,564,133
TOTAL JAPAN		245,192,319

MEXICO 0.3%
REAL ESTATE—OFFICE
Concentradora Fibra Danhos SA de CV	900,098	2,446,192

NETHERLANDS 3.6%
REAL ESTATE
DIVERSIFIED 1.7%
Nieuwe Steen Investments NV	2,929,066	15,390,162

RETAIL 1.9%
Corio NV	305,384	14,975,401
Wereldhave NV	22,061	1,816,743
		16,792,144
TOTAL NETHERLANDS		32,182,306

NORWAY 0.9%
REAL ESTATE—OFFICE
Norwegian Property ASA(c)	5,124,647	7,665,334

SINGAPORE 7.9%
REAL ESTATE
DIVERSIFIED 3.4%
Capitaland Ltd.	6,835,000	17,145,097

	Number of Shares	Value
City Developments Ltd.	1,798,767	$13,564,426
		30,709,523
HOTEL 0.2%
CDL Hospitality Trusts	1,620,798	2,121,763

INDUSTRIALS 2.2%
Global Logistic Properties Ltd.	9,064,991	19,256,977

OFFICE 0.5%
Keppel REIT	4,850,566	4,524,711

RETAIL 1.6%
Frasers Centrepoint Trust	2,649,000	3,914,215
Suntec Real Estate Investment Trust	7,266,000	10,024,426
		13,938,641
TOTAL SINGAPORE		70,551,615

SPAIN 1.6%
REAL ESTATE—DIVERSIFIED
Hispania Activos Inmobiliarios SA(c)	550,698	7,303,373
Lar Espana Real Estate Socimi SA(c)	610,291	7,207,245
TOTAL SPAIN		14,510,618

SWEDEN 2.5%
REAL ESTATE—DIVERSIFIED
Castellum AB	566,230	8,615,861
Hemfosa Fastigheter AB(c)	466,593	7,306,681
Kungsleden AB	1,069,010	6,355,395
TOTAL SWEDEN		22,277,937

UNITED KINGDOM 13.5%
REAL ESTATE
DIVERSIFIED 5.8%
Helical Bar PLC	788,349	4,473,112
Land Securities Group PLC	2,239,531	37,722,101
St. Modwen Properties PLC	1,107,430	6,588,789
Urban & Civic PLC(c)	779,748	2,951,647
		51,735,649
INDUSTRIALS 1.0%
Segro PLC	1,535,555	9,038,885

OFFICE 2.0%
Derwent London PLC	397,526	17,599,912

	Number of Shares	Value
RETAIL 3.3%
Hammerson PLC	3,173,437	$29,555,830

SELF STORAGE 1.4%
Big Yellow Group PLC	1,474,116	12,426,770
TOTAL UNITED KINGDOM		120,357,046
TOTAL COMMON STOCK (Identified cost—$767,244,710)		886,222,542

		Number of Rights
RIGHTS—Sweden 0.0%
REAL ESTATE—DIVERSIFIED
Kungsleden AB(c)		1,069,010	385,175
TOTAL RIGHTS (Identified cost—$0)			385,175

		Number of Shares
SHORT-TERM INVESTMENTS 0.4%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(d)		3,100,000	3,100,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$3,100,000)			3,100,000

TOTAL INVESTMENTS (Identified cost—$770,344,710)	99.6%		889,707,717

OTHER ASSETS IN EXCESS OF LIABILITIES	0.4		3,426,058

NET ASSETS	100.0%		$893,133,775

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.

(b) Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.0% of the net assets of the Fund.

(c) Non-income producing security.

(d) Rate quoted represents the annualized seven-day yield of the Fund.

% of
Sector Summary	Net Assets
Diversified	48.8
Retail	24.1
Office	13.0
Industrials	6.8
Residential	3.1
Self Storage	2.7
Other	0.8
Hotel	0.7
100.0

Cohen & Steers International Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the

Cohen & Steers International Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of September 30, 2014.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at value:

Cohen & Steers International Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock- Australia	$108,027,863	$108,027,863	$—	$—	(a)
Common Stock- Other Countries	778,194,679	778,194,679	—	—
Rights - Sweden	385,175	385,175	—	—
Money Markets Funds	3,100,000	—	3,100,000	—
Total Investments(b)	$889,707,717	$886,607,717	$3,100,000	$—

(a) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.  Income Tax Information

As of September 30, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$770,344,710
Gross unrealized appreciation	$136,744,749
Gross unrealized depreciation	(17,381,742)
Net unrealized appreciation	$119,363,007

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: November 25, 2014